CERTAIN RISKS AND CONCENTRATION	12 Months Ended
Dec. 31, 2020
CERTAIN RISKS AND CONCENTRATION
CERTAIN RISKS AND CONCENTRATION

18.   CERTAIN RISKS AND CONCENTRATION

Concentration of Credit Risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash, restricted cash, short-term investments, time deposits and receivables. As of December 31, 2019 and 2020, the Group’s cash, restricted cash, short-term investments and time deposits were held in major financial institutions located in the PRC, Hong Kong and the United States which management believes are of high credit quality. As of December 31, 2020, the Company had approximately RMB10,877,734 (US$1,667,086) in cash and time deposits, which constitute about 95% of total cash, restricted cash, short-term investments and time deposits, held at reputable financial institutions in the PRC. The Company believes that it is not exposed to unusual risks as these PRC financial institutions have high credit quality. However, in the event of bankruptcy of a financial institution in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full. Receivables are typically unsecured and denominated in RMB, and are derived from revenues earned from operations or from payments made on behalf of certain customers arising in the PRC. Management believes credit risk on receivables is moderate due to the diversity of its services and customers. The Company maintains reserves for estimated credit losses and these losses have generally been within its expectations.

No individual customer accounted for more than 10% of net revenues during the years ended December 31, 2018, 2019 and 2020. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2019 and 2020.

18.   CERTAIN RISKS AND CONCENTRATION (Continued)

Currency Risk

The Group’s sales and purchase and expense transactions are generally denominated in RMB and substantially all of the Group’s liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies.

In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China. In addition, the Group’s cash denominated in US$ subject the Group to risks associated with changes in the exchange rate of RMB against US$ and may affect the Group’s results of operations going forward.

PRC Regulatory Risk

The Group is subject to regulatory risks, which include the interpretation of current laws, the legality of its corporate structure and the scope of its operations in the PRC, which may result in limitations on the Group’s ability to conduct business in the PRC.

The Group conducts some of its operations in the PRC through VIEs and consolidates them pursuant to a series of contractual arrangements. If the contractual arrangements establishing the VIE structure are found to be in violation of any existing or future PRC laws, rules or regulations, the Group may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Group’s business and operating licenses, being required to restructure the Group’s operations or discontinue the Group’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s ability to conduct its operations. In such case, the Group may lose its rights to direct the activities of and receive economic benefits from its VIEs, which may result in deconsolidation of the VIEs.

In addition, any change in interpretation of current laws or any future laws affecting the determination of whether a VIE is a domestic or foreign-invested company may materially impact the viability of the Group’s current corporate structure, corporate governance and business operations in many aspects. On January 1, 2020, the PRC Foreign Investment Law (“FIL”) and the Regulations for Implementation of the PRC Foreign Investment Law (“Implementation Regulations”) came into effect and replaced the trio of prior laws regulating foreign investment in China, namely, the Sino-Foreign Equity Joint Venture Enterprise Law, the Sino-Foreign Cooperative Joint Venture Enterprise Law and the Wholly Foreign-Invested Enterprise Law, together with their implementation rules and ancillary regulations. The FIL and the Implementation Regulations embody an expected PRC regulatory trend to rationalize its foreign investment regulatory regime in line with prevailing international practice and the legislative efforts to unify the corporate legal requirements for both foreign and domestic investments. However, since they are relatively new, uncertainties still exist in relation to their interpretation and implementation. For instance, under the FIL, “foreign investment” refers to investment activities directly or indirectly conducted by foreign individuals, enterprises or other entities in China. Though it does not explicitly classify contractual arrangements as a form of foreign investment, there is no assurance that foreign investment conducted via contractual arrangement would not be interpreted as a type of indirect foreign investment activity under the definition in the future. In addition, the definition contains a catch-all provision which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. Therefore, it still leaves leeway for future laws, administrative regulations or provisions promulgated by the State Council to provide for contractual arrangements as a form of foreign investment. In any of these cases, it will be uncertain whether contractual arrangements will be deemed to be in violation of the market access requirements for foreign investment under the PRC laws and regulations. Furthermore, if future laws, administrative regulations or provisions prescribed by the State Council mandate further actions to be taken by companies with respect to existing contractual arrangements, the Group may face substantial uncertainties as to whether it can complete such actions in a timely manner, or at all. Failure to take timely and appropriate measures to cope with any of these or similar regulatory compliance challenges could materially and adversely affect the Group’s current corporate structure, corporate governance and business operations.